Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Net operating loss carryforwards	$ 16,360,000	$ 17,765,000
Other	(92,000)	1,006,000
Deferred tax assets, gross	16,269,000	18,771,000
Valuation allowance	0	0
Deferred tax assets	16,269,000	18,771,000
Deferred tax liabilities
Containers, net	28,239,000	25,287,000
Deferred tax liabilities	28,239,000	25,287,000
Net deferred tax liabilities	$ 11,970,000	$ 6,516,000